Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Table]
Auditor Name	Assentsure PAC
Auditor Firm ID	6783
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of The Generation Essentials Group and its subsidiaries (formerly known as World Media and Entertainment Universal Inc.) (collectively known as the “Group”) as of December 31, 2023, 2024 and 2025, the related consolidated statements of profit or loss and other comprehensive income, changes in equity and cash flows for the years ended December 31, 2023, 2024 and 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2023, 2024 and 2025, and the results of its operations and its cash flows for the years ended December 31, 2023, 2024 and 2025, in conformity with International Financial Reporting Standards as issued by the International Accounting Standards Board.